Certain Balance Sheet Information	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Certain Balance Sheet Information

Note 3 – Certain Balance Sheet Information

Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following at March 31, 2017 and December 31, 2016 (in millions):

	CEQP		CMLP
	March 31,	December 31,	March 31,	December 31,
	2017	2016	2017	2016
Accrued expenses	$32.6	$46.9	$31.4	$45.5
Accrued property taxes	4.9	4.2	4.9	4.2
Accrued natural gas purchases	3.8	4.9	3.8	4.9
Tax payable	1.7	1.2	—	—
Interest payable	26.1	22.8	26.1	22.8
Accrued additions to property, plant and equipment	1.6	1.7	1.6	1.7
Capital leases	1.2	1.3	1.2	1.3
Deferred revenue	6.2	7.5	6.2	7.5

Total accrued expenses and other liabilities	$78.1	$90.5	$75.2	$87.9